SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment $ / shares	Dec. 31, 2023 USD ($)
Cash and cash equivalents	$ 673,264	$ 2,551,834
Research and development costs	164,374	237,871
Advertising expenses	0	0
Net change in unrealized gain (loss), fair value	133,829	55,985
Revenue
Cash excess of FDIC insurance limits	357,881	2,409,486
Federal money market fund	$ 1,094,971
Share price | $ / shares	$ 1
Funds invests, percentage	99.50%
Investment carrying value	$ 0	$ 0
Number of reporting units | Segment	1
Global Silk Solutions [Member]
Equity investment percentage	15.00%